Fund facts. . . as of 3/31/98

                                    Thornburg
                               New Mexico Intermediate
Municipal Fund
A Shares
SEC Yield                                   3.76%
Taxable Equiv. Yields                       6.80%
NAV                                         $13.34
Max. Offering Price                         $13.82

Total returns. . . as of 3/31/98
(Annual Average - After Subtracting Maximum
Sales Charge)

One Year                            3.41%
Five Year                           4.74%
Since Inception                     6.17%
Inception Date
(6/18/91)

The taxable equivalent yield assumes a 39.6% marginal federal tax rate and an 8.50% marginal New Mexico rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Fund's Class A Shares is 3.50%. The Fund's Class C Shares were converted to Class A Shares on January 31, 1996. The date quoted represent past performance and may not be construed as a guarantee of future results.


Dear Fellow Shareholder,
I am pleased to present the Semi-Annual Report for the Thornburg New Mexico Intermediate Municipal Fund for the 6 months ending March 31, 1998. The net asset value increased 6 cents per share to $13.34. If you were with us for the entire period, you received dividends of 30.7 cents per share. If you reinvested your dividends, you received 30.9 cents per share. Your Thornburg New Mexico Intermediate Municipal Fund currently holds over 170 municipal obligations from around the state of New Mexico and 3 U.S. territories. Approximately 90% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your fund so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 6.6 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

% of portfolio    Cumulative %
maturing within   maturing by end of

       2 years = 14%         year 2 = 14%
  2 to 4 years = 15%         year 4 = 29%
  4 to 6 years = 16%         year 6 = 45
  6 to 8 years = 13%         year 8 = 58%
 8 to 10 years = 21%        year 10 = 79%
10 to 12 years = 19%        year 12 = 90%
12 to 14 years = 4%         year 14 = 94%
14 to 16 years = 2%         year 16 = 96%


Over the last 6 months your average portfolio maturity has increased a bit. The supply of new municipal bonds has increased considerably over the levels of recent years. With a better selection of bonds to choose from, we directed portfolio cash flow and new money into the middle maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity to approximately nine years. This would permit us to increase our income yields if higher yields are available. Today there is a great deal of discussion about the Federal Reserve and the future direction of the U.S. economy and interest rates. The U.S. economy is extremely strong, and tax receipts are off the charts. The federal budget will show a surplus in 1998 of between $50 and $100 billion, the first surplus since 1969! Most states will also have budget surpluses. In the midst of all this economic strength, I am impressed by the degree to which bond investments have outperformed money market investments in the last 5 years. Look at these average return numbers for various categories of bond mutual funds and money market funds for the 5 year period ending March 31, 1998:

Average annual return
5 Years Ending 3/31/98
Taxable Money Mkt. Fund            4.4%  (before income taxes)
Avg. Fund: Intmdt. Corp. Debt      6.2%  (before income taxes)
Avg. Fund: Intmdt. U.S. Gvt. Debt  5.6%  (before income taxes)
Municipal Money Mkt. Fund          2.8%  (national portfolios)
Avg. Fund: Short Muni Bond         4.4%  (national portfolios)
Avg. Fund: Intmdt. Muni Bond       5.5%  (national portfolios)
(source: The Wall Street Journal/Lipper)


Recall that in the spring of 1993 the fed funds rate was 3%. Today it is 5.31%. Assets in money market funds* and bank CDs* have increased by almost $1 trillion since then, while American investors' holdings of bonds and bond funds have actually decreased. While all savers would prefer to have the interest rates of the 1980's, it is noteworthy that (1) bond fund performance has been very good relative to money market and CD performance even in an environment of generally rising short term interest rates, and (2) many economists are calling for generally lower interest rates in the years ahead, even if Mr. Greenspan happens to raise short interest rates temporarily to cool the economy later this year. I believe investors should seriously consider moving assets from money market investments to bonds if higher short term interest rates and lower bond prices materialize in the coming months. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well above average in varying interest rate environments. Your fund has earned Morningstar's** coveted 4-star overall rating for risk adjusted performance even while limiting our investments to those bearing interest which is exempt from ordinary federal and state income taxes. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund. Sincerely,

Brian J. McMahon
Portfolio Manager

*Money market funds strive to keep a stable net asset value. The net asset value of the fund can and does fluctuate. CD's usually pay a fixed rate of interest and are insured by FDIC. **Morningstar proprietary rating reflects historical risk adjusted performances as of 3/31/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THNMX is ranked 4 stars for the 3 year period and 4-stars for the 5 year period ending 3/31/98. At 3/31/98, there were 1525 bond funds with 3-year ratings and 782 with 5-year ratings in Morningstar's Single State Intermediate category. Past performance cannot guarantee future results.



ASSETS

Investments at value (cost $146,914,648)                           $ 154,357,236
Cash                                                                      98,124
Receivable for fund shares sold                                          241,766
Interest receivable                                                    2,570,975
Prepaid expenses and other assets                                         19,280
Total Assets                                                         157,287,381

LIABILITIES

Payable for investments purchased                                      2,463,509
Payable for fund shares redeemed                                         109,873
Accounts payable and accrued expenses                                    111,308
Payable to investment advisor                                             96,361
Dividends payable                                                        216,685
Total Liabilities                                                      2,997,736

NET ASSETS                                                         $ 154,289,645

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($154,289,645 applicable to 11,563,064 shares of beneficial interest
outstanding - Note 4)                                              $       13.34

Maximum sales charge, 3.50 % of offering
price (3.63% of net asset value per share)                                  0.48

Maximum Offering Price Per Share                                   $       13.82

See notes to unaudited financial statements.


INVESTMENT INCOME
Interest income (net of premium amortized of $197,276)    $ 4,217,345

EXPENSES:
Investment advisory fees (Note 3)                             376,071
Administration fees (Note 3)                                   94,018
Service fees (Note 3)                                         182,383
Transfer agent fees                                            37,596
Custodian fees                                                 46,085
Registration and filing fees                                    1,919
Professional fees                                              11,419
Accounting fees                                                 8,267
Trustee fees                                                    2,420
Other expenses                                                  7,163

Total Expenses                                                767,341

Less:
Expenses waived by investment advisor (Note 3)                (17,474)

Net Expenses                                                  749,867

Net Investment Income                                       3,467,478

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 5)
Net realized loss on investments sold                         (27,582)
Increase in unrealized appreciation of investments            752,472

Net Realized And Unrealized
Gain On Investments                                           724,890

Net Increase In Net Assets Resulting
From Operations                                           $ 4,192,368

See notes to unaudited financial statements.


                                            Six Months Ended       Year Ended
                                             March 31, 1998   September 30, 1997

INCREASE (DECREASE) IN NET ASSETS FROM:


OPERATIONS:
Net investment income                         $       3,467,478    $ 6,519,944
Net realized gain (loss) on investments sold            (27,582)        47,136
Increase in unrealized appreciation of investment       752,472      1,882,098

Net Increase In Net Assets Resulting From Operati     4,192,368      8,449,178

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (3,467,478)    (6,519,944)


FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                        7,714,574     12,614,019

Net Increase In Net Assets                            8,439,464     14,543,253

NET ASSETS:

Beginning of period                                 145,850,181    131,306,928

End of period                                   $   154,289,645    145,850,181

See notes to unaudited financial statements.


Note 1 - Organization
Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust". The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six classes of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Fund currently offers one class of shares of beneficial interest, Class A shares. On January 31, 1996, all existing Class C shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B or Class C shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1998, the Adviser voluntarily waived certain operating expenses amounting to $17,474. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 1998, the Distributor earned commissions aggregating $23,445 from the sale of Class A shares. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4 - Shares of Beneficial Interest
At March 31, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $147,585,015. Transactions in shares of beneficial interest were as follows:

                   Six Months Ended March 31, 1998             Year Ended
                                                           September 30, 1997
Class A Shares                  Shares       Amount     Shares       Amount
Shares sold                  1,191,184 $ 15,897,397    2,547,704 $ 33,589,237
Shares issued to shareholders in
reinvestment of distributi     132,607    1,768,220      311,386    4,074,878
Shares repurchased            (745,874)  (9,951,043)  (1,904,494) (25,050,096)

Net Increase                   577,917 $  7,714,574      954,596   12,614,019


Note 5 - Securities Transactions
For the six months ended March 31, 1998, the Fund had purchase and sale transactions (excluding short-term securities) of $20,542,311 and $6,047,009, respectively. At March 31, 1998, net unrealized appreciation of investments was $7,442,588, resulting from $7,475,454 gross unrealized appreciation and $32,866 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 1998 aggregated $737,958. For Federal income tax purposes, the Fund has realized capital loss carryforwards of $681,637 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2003 - $126,738, and September 30, 2004 - $554,899.

Per share operating  performance (for a share  outstanding  throughout the year)
                           Six Months Ended                 Year Ended September 30,
                            March 31, 1998       1997      1996      1995      1994

Class A Shares:
Net asset value, beginning of perio$   13.28 $   13.09 $   13.12 $   12.72 $   13.36

Income from investment operations:
Net investment income                   0.31      0.64      0.63      0.60      0.60
Net realized and unrealized
gain (loss) on investments              0.06      0.19     (0.03)     0.40     (0.63)

Total from investment operations        0.37      0.83      0.60      1.00     (0.03)
Less dividends from:
Net investment income                  (0.31)    (0.64)    (0.63)    (0.60)    (0.60)
Realized capital gains                  0.00      0.00      0.00      0.00      0.01

Change in net asset value               0.06      0.19     (0.03)     0.40     (0.64)

Net asset value, end of period     $   13.34 $   13.28 $   13.09 $   13.12 $   12.72

Total return (a)                        2.78%     6.51%     4.68%     8.10%    (0.26)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   4.61%     4.88%     4.81%     4.71%     4.58%
Expenses, after expense reductions      1.00%     1.00%     1.00%     1.00%     0.90%
Expenses, before expense reductions     1.02%     1.05%     1.07%     1.06%     1.04%

Portfolio turnover rate                 4.09%    10.06%    10.88%    17.06%     6.87%

Net assets at end of period (000)  $ 154,290 $ 145,850 $ 131,307  $ 136,742 $ 143,910

(a)  Sales loads are not refelcted in computing total return.
(b)  Annualized.
Note:From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets


CUSIPS:  Class A - 885-215-301
NASDAQ Symbols:  Class A - THNMX

Principal                                                                                           Credit Ratingt
Amount            Issuer-Description                                                                  Moody's/S&P       Value

 3,000,000     Alamogordo Hospital Revenue, 5.30% due 1/1/13 (Gerald Champion Memorial Hospital Project     NR/A-     $3,007,440
   896,000     Albuquerque Collateralized Mortgage, Municipal Class B-2, 0% due 5/15/11                   Aaa/AAA         364,672
 1,280,000     Albuquerque Gross Receipt and Lodgers Tax, 0% due 7/1/02 (Insured: FSA)                    Aaa/AAA       1,069,606
 1,520,000     Albuquerque Gross Receipt and Lodgers Tax, 0% due 7/1/03 (Insured: FSA)                    Aaa/AAA       1,212,002
 2,035,000     Albuquerque Gross Receipt and Lodgers Tax, 0% due 7/1/05 (Insured: FSA)                    Aaa/AAA       1,472,791
 2,000,000     Albuquerque Gross Receipt and Lodgers Tax, 0% due 7/1/12 (Insured: FSA)                    Aaa/AAA         970,400
 1,000,000     Albuquerque Gross Receipt Tax Revenue, 5.375% due 7/1/01 (Bluewater Apartment Project) NR/NR             1,010,320
    50,000     Albuquerque Gross Receipt Tax Revenue, 6.20% due 7/1/05                                      A1/AA          54,444
 1,000,000     Albuquerque Gross Receipt Tax Revenue, 4.35% due 7/1/13 manadatory put 8/1/01 (LOC: Bayerische Landesbank)
                                                                                                          Aaa/AAA       1,002,410
 2,000,000     Albuquerque Hospital Revenue, Series A, 5.60% due 8/1/99 (Insured: MBIA)                   Aaa/AAA       2,045,860
   335,000     Albuquerque Hospital Revenue, Series A, 5.80% due 8/1/00
               (Presbyterian Healthcare Project; Insured: MBIA)                                           Aaa/AAA         348,514
 2,500,000     Albuquerque Hospital Revenue, Series A, 6.10% due 8/1/02 (Insured: MBIA)                   Aaa/AAA       2,685,200
 1,040,000     Albuquerque Hospital Revenue, Series B, 6.20% due 8/1/02 (Insured: MBIA)                   Aaa/AAA       1,056,910
 1,000,000     Albuquerque Hospital Revenue, Series A, 6.375% due 5/15/04 pre-refunded 5/15/01 @ 102
               (St. Joseph Healthcare                                                                     Aaa/AAA       1,084,710
 1,775,000     Albuquerque Hospital Revenue, Series B, 6.60% due 8/1/07 (Insured: MBIA)                   Aaa/AAA       1,808,832
   300,000     Albuquerque Hospital Revenue, Series A, 6.625% due 5/15/10 pre-refunded 5/15/01 @ 102
               (St. Joseph Healthcare Systems Project)                                                    Aaa/AAA         327,591
 2,400,000     Albuquerque Industrial Development Revenue, 5.80% due 6/1/07 (Universal Printing & Publishing Project; LOC:
               First Security Bank)                                                                         A1/NR       2,501,064
 1,210,000     Albuquerque MFHR, Series 1991, 8.50% due 7/1/21 put 7/1/01,(Beach Apartment Project)         NR/NR       1,241,303
 2,915,000     Albuquerque MFHR, Series 1994, 6.75% due 1/1/24 put 1/1/04,(Dorado  Village  Project)        NR/NR       2,920,451
   250,000     Albuquerque  Refuse Removal and Disposal Rev. 6.80% due 7/1/98 (Insured: AMBAC)            Aaa/AAA         251,868
   290,000     Albuquerque  Revenue  Refunding Bonds,  Series 1993,  5.00% due 6/1/01
               (Evangelical Litheran Good Samaritian Society Project; Insured: FS                         Aaa/AAA         298,033
   305,000     Albuquerque Revenue Refunding Bonds, Series 1993, 5.10% due 6/1/02 (Evangelical Litheran Good Samaritian Society
               Project; Insured: FSA)                                                                     Aaa/AAA         316,117
   170,000     Albuquerque Revenue Refunding Bonds, Series 1993, 5.20% due 6/1/03 (Evangelical Litheran Good Samaritian Society
               Project; Insured: FSA)                                                                     Aaa/AAA         177,548
   915,000     Albuquerque Special Assessment District, Series A, 6.45% due 1/1/15
               (Cottonwood Mall Project; LOC: Sumitomo Bank)                                                 NR/A-        918,742
   100,000     Albuquerque Special Assessment District #219, Series B, 5.65% due 7/1/01
               (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                     A1/A-        100,110
   405,000     Albuquerque Special Assessment District #219, Series B, 5.75% due 7/1/02 (Water and Sewer Improvement Project; LOC:
               Sumitomo Bank)                                                                                A1/A-        405,531
 1,500,000     Albuquerque Water & Sewer Revenue, 7.00% due 7/1/03                                          Aa3/AA      1,619,160
 1,750,000     Albuquerque Water & Sewer Revenue, Series 1990-C, 7.00% due 7/1/05
               partially pre-refunded 7/1/00 @ 102                                                          Aa3/AA      1,890,612
   600,000     Albuquerque Water & Sewer Revenue, 6.25% due 7/1/08                                          Aa3/AA        653,748
 1,000,000     Albuquerque Water & Sewer System Revenue Refunding, Series B, 6.95% due 7/1/02               Aa3/AA      1,078,380
 4,500,000     Bernalillo County Multi Family Housing Revenue,  Series 1994-A,  6.50% due 10/1/19
               put 10/1/05, (Village Apartments Project; Insured: AXA Reinsurance                           NR/AA-      4,782,015
 2,300,000     Bernalillo Multi Family Housing Revenue, Series 1988, 5.80% due 11/1/25 put 11/1/06,
               (Sunchase Apartments Project; Insured: AXA Reinsurance                                       NR/AA-      2,404,650
   500,000     Bloomfield Gross Receipts Tax Revenue, Series 1992-B, 6.50% due 8/1/07                       Baa/NR        520,725
   415,000     Cibola County Gross Receipts Tax Revenue, 5.70% due 11/1/07 (Insured: AMBAC)               Aaa/AAA         452,728
   495,000     Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/08 (Insured: AMBAC)              Aaa/AAA         545,648
   555,000     Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/10 (Insured: AMBAC)               Aaa/AAA         620,124
 1,000,000     Dona Ana County Gross Receipts Tax, 6.00% due 6/1/14 (Insured: Asset Guaranty)               NR/AA       1,054,610
 1,500,000     Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993,
               5.875% due 6/1/09 (Insured: Asset Guaranty)                                                  NR/AA       1,619,895
   330,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.125% due 6/1/03                   NR/NR         337,062
   260,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.25% due 6/1/04                    NR/NR         265,738
   900,000     Eddy County New Mexico Pollution Control, 3.70% due 2/1/03 put 4/1/98 (daily demand note)   NR/A1+         900,000
 1,015,000     Farmington Hospital Revenue Bonds, 5.00% due 6/1/01 (San Juan Regional Medical Center;
               Insured: AMBAC)                                                                             Aaa/NR       1,040,994
   650,000     Farmington Pollution Control Revenue, 3.85% due 9/1/24 put 4/1/98 (daily demand note)
               (LOC: Barclays Bank)                                                                        P1/A1+         650,000
   750,000     Farmington Utility Systems Refunding Revenue, 5.20% due 5/15/00 (Insured: FGIC)            Aaa/AAA         769,253
   775,000     Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/03
               (Plains Electric Generation Project; Insured: MBIA)                                        Aaa/AAA         845,308
 1,500,000     Gallup Pollution Control Revenue Refunding, Series 1992, 6.45% due 8/15/06 (Insured: MBIA) Aaa/AAA       1,650,855
   500,000     Gallup Sales Tax Revenue  Sinking Fund Bonds,  Series  1992-A,6.75% due 6/1/06
               (Insured: MBIA)                                                                            Aaa/AAA         523,645
   800,000     Guam Government General Obligation, Series A, 5.90% due  9/1/05                             NR/BBB         808,552
 1,000,000     Guam Limited Obligation Highway, Series 1992-A, 5.50%due 5/1/99  (Insured:  FSA)           Aaa/AAA       1,019,440
   280,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/00                     NR/NR         292,863
   300,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/01                     NR/NR         318,264
   315,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/02                     NR/NR         338,266
   380,000     Las Cruces Gross Receipt Tax Revenue,  Series 1995, 6.00% due 6/1/01
               (SouthCentral Solid Waste Authority Project)                                                  A/NR         399,942
 1,175,000     Las Cruces  Gross  Receipts  Refunding  Revenue,  5.45% due  12/1/99                           A/A       1,204,904
   625,000     Las Cruces  Gross  Receipts  Refunding  Revenue,  5.85% due  12/1/01                           A/A         659,950
 1,500,000     Las Cruces  Gross  Receipts  Refunding  Revenue,  Series  1992,  6.25%  due  12/1/05           A/A       1,626,735
   420,000     Las Cruces Joint Utility  Refunding and  Improvement Revenue, 6.50% due 7/1/07               A1/NR         482,093
   780,000     Las Cruce  Joint Utility  Refunding and  Improvement Revenue, 6.50% due 7/1/07               A1/NR         861,533
 1,160,000     Las Cruces Municipal Sales Tax Revenue,  Series 1991, 6.50% due 12/1/06                       A/NR       1,235,423
   230,000     Lordsburg Gross Receipts and  Lodgers  Tax  Revenue,  8.625%  due  12/1/02                   NR/NR         233,788
 1,150,000     Lordsburg  Pollution  Control  Revenue,  6.50% due 4/1/13 (Phelps Dodge Project)              A2/A       1,260,549
   350,000     Los Alamos County Incorporated Utility, Series A, 5.80% due 7/1/06 (Insured: FSA)          Aaa/AAA         381,626
 3,445,000     Los Alamos County  Utility System  Revenue  Refunding,  Series A, 6.00% due 7/1/08
               (Insured: FSA)                                                                             Aaa/AAA       3,748,126
   210,000     Los Lunas Industrial Development Revenue Refunding, Series A, 7.50% due 5/1/09
               (Mondel Plaza Project; Insured: Continental Casualty)                                       NR/AA-         212,715
   350,000     Milan General Obligation Sanitary Sewer, Series 1994, 7.00% due 9/1/13                       NR/NR         383,978
 2,870,000     New Mexico  Educational  Assist Student Loan, 6.70% due 4/1/02 (Insured:  AMBAC)           Aaa/AAA       3,056,665
   690,000     New Mexico  Educational  Assist Student Loan, Series 2-B, 5.75% due 12/1/08                   A/NR         710,769
   140,000     New Mexico  Educational  Assist Student Loan Foundation Student Loan Revenue,
               Series A, 6.55% due 4/1/00 (Insured:AMBAC)                                                 Aaa/AAA         144,917
   400,000     New Mexico Educational Assistance Foundation Revenue, 6.05% due     12/1/00                 Aaa/NR         411,436
   140,000     New Mexico Educational Assistance Foundation Revenue, 5.20% due 12/1/01                     Aaa/NR         144,129
 1,000,000     New Mexico Educational Assistance Foundation Revenue, 6.20% due 12/1/01                     Aaa/NR       1,042,040
   750,000     New Mexico Educational Assistance Foundation Revenue, 5.50% due 11/1/03                       A/NR         776,152
   655,000     New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/04                     Aaa/NR         691,130
   840,000     New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/05                       A/NR         899,346
 2,210,000     New Mexico Educational Assistance Foundation Revenue, 6.65% due  3/1/07                     Aaa/NR       2,386,159
 1,195,000     New Mexico Equipment Loan Council Hospital Revenue, 7.50% due 6/1/02
               (San Juan Regional Medical Center,Inc. Project)                                              A3/NR       1,332,246
 1,490,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/05 pre-refunded 6/1/01,
               (San Juan Regional Medical Center, Inc. Project)                                             A3/NR       1,674,253
   575,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/06 pre-refunded 6/1/01,
               (San Juan Regional Medical Center, Inc. Project)                                             A3/NR         646,105
 2,030,000     New Mexico Equipment Loan Council Hospital Revenue, 6.40% due 6/1/09
               (Memorial Med Center Project)                                                                A3/A-       2,255,736
   225,000     New Mexico Equipment Loan Council Hospital Revenue, 7.90% due 6/1/11 pre-refunded 6/1/01,
               (San Juan Regional Medical Center, Inc. Project)                                             A3/NR         253,485
   835,000     New  Mexico  Finance  Authority,  Series A,  5.90% due  6/1/04
               (Unrefunded  Balance Public Project)                                                       Aaa/AAA         907,111
   780,000     New Mexico Hospital Equipment Loan, 5.60% due 6/1/02 (Memorial Med Center Project)           A3/A-         816,137
   575,000     New Mexico Hospital Equipment Loan, 5.70% due 6/1/03 (Memorial Med Center  Project)          A3/A-         607,269
   235,000     New Mexico Hospital Equipment Loan, Catholic  Health  Initiatives  A, 5.00% due 12/1/08     Aa2/AA         240,450
 1,140,000     New Mexico Hospital Equipment Loan, Catholic  Health  Initiatives  A, 5.20% due  12/1/10    Aa2/AA       1,166,984
   965,000     New Mexico MFA MFMR,  Series 1991-C, 6.75% due 7/1/11 (Collateralized: FNMA)                NR/AAA         970,703
 1,385,000     New Mexico MFA MFMR,  Series 1991-C, 6.75% due 7/1/11 (Collateralized: FNMA)                NR/AAA       1,393,185
    85,000     New Mexico MFA SFMR,  Series C, 7.80% due 7/1/99 (Insured:  FGIC)                          Aaa/AAA          86,831
   515,000     New Mexico MFA SFMR,  Series A-1, 6.05% due 1/1/00                                          Aa1/AA         527,236
   515,000     New Mexico MFA SFMR,  Series A-1, 6.05% due 7/1/00                                          Aa1/AA         530,569
   240,000     New Mexico MFA SFMR,  Series A-2, 6.20% due 1/1/01                                          Aa1/AA         247,440
   535,000     New Mexico MFA SFMR,  Series 1992 A-1, 6.30% due 1/1/02                                     Aa1/AA         559,428
   170,000     New Mexico MFA SFMR,  Series H, 5.45% due 1/1/06 (Collateralized: FNMA/GNMA)                NR/AAA         176,577
   175,000     New Mexico MFA SFMR,  Series H, 5.45% due 7/1/06 (Collateralized: FNMA/GNMA)                NR/AAA         182,128
   130,000     New Mexico MFA SFMR,  Series G-2, 4.85% due 1/1/07                                          NR/AAA         129,624
   210,000     New Mexico MFA SFMR,  Series G-2, 4.875% due 7/1/08                                         NR/AAA         209,481
 1,010,000     New Mexico MFA SFMR,  Series 1992 A-1, 6.90% due 7/1/08                                     NR/AAA       1,065,661
   125,000     New Mexico MFA SFMR,  Series  B-2,  5.80% due  1/1/09                                       NR/AAA         128,615
 4,175,000     New Mexico MFA SFMR,  Series 1992 A-1, 6.85% due 7/1/10                                     Aa1/AA       4,453,514
   215,000     New Mexico MFA SFMR,  Series A, 7.00% due 7/1/14                                             A1/AA         147,813
 1,459,662     New Mexico MFA SFMR,  Series A, 0% due 7/1/15                                                Aa/AA         253,923
 1,000,000     New Mexico MFA SFMR,  Series A-3,  5.25% due 7/1/17                                         NR/AAA       1,000,780
   360,000     New Mexico MFA SFMR,  Series F-2,  5.60% due 7/1/17  (Collateralized:  FNMA)                NR/AAA         367,196
   390,000     New Mexico State University Revenues,  5.85% due 4/1/99                                      A1/AA         398,198
   380,000     New Mexico State University Revenues,  5.85% due 4/1/00                                      A1/AA         393,756
   335,000     New Mexico State University Revenues,  5.85% due 4/1/01                                      A1/AA         351,197
   300,000     New Mexico State University Revenues,  5.40% due 4/1/11                                      A1/AA         304,758
    75,000     New Mexico Student Loan Revenue,  5.55% due 12/1/01                                           A/NR          77,579
 3,000,000     New Mexico Tax & Revenue Anticipation Notes, 4.50% due   6/30/98                         MIG1/SP1+       3,004,530
 1,050,000     Northern Mariana Island Ports Authority Airport Revenue, Series 1987-S, 6.90% due 10/1/01   Aa3/NR       1,068,238
   555,000     Northern Mariana Island Ports Authority Airport Revenue, Series 1987-S, 7.00% due 10/1/02   Aa3/NR         564,685
 2,000,000     Puerto Rico Building Authority Revenue,  6.10% due 7/1/00                                   Baa1/A       2,094,200
 1,500,000     Puerto Rico Electric Power Revenue Refunding,  Series 1992-Q, 5.70% due 7/1/00           Baa1/BBB+       1,557,855
 1,300,000     Puerto Rico Highway and  Transportation  Authority  Highway Revenue,  5.70% due 7/1/98      Baa1/A       1,306,435
   750,000     Puerto Rico Public  Improvement  General  Obligation,  6.60% due 7/1/04                     Baa1/A         832,170
   100,000     Questa Independent School District #9 General  Obligation  School Bldg.,  8.50% due 10/1/00  NR/NR         102,392
   150,000     Rio Grande Natural Gas Association  Natural Gas System  Revenue,  5.00% due 7/1/00       Baa1/BBB+         152,639
   375,000     Rio Rancho Gross Receipts Tax Revenue, Series 1995-A, 5.50% due 12/1/00 (Insured: FSA)     Aaa/AAA         389,359
   440,000     Rio Rancho Gross Receipts Tax Revenue, Series 1995-A, 5.50% due 12/1/03 (Insured: FSA)     Aaa/AAA         466,501
   500,000     Rio Rancho Water and Wastewater System, 8.00% due 5/15/02 (Insured: FSA)                   Aaa/AAA         570,485
 1,000,000     Rio Rancho Water and Wastewater System, 6.50% due 5/15/06 (Insured: FSA)                   Aaa/AAA       1,136,200
 1,000,000     San Juan County Central Consolidated School District #22, 5.625% due 8/15/02 (Insured: FSA)Aaa/AAA       1,059,600
 1,000,000     San Juan Gross Receipts Gas Tax Refunding Revenue, Series B,
               7.00% due 9/15/09 pre-refunded 9/15/04 @ 101                                                  A/NR       1,159,590
   115,000     Sandoval County Gross Receipts Tax Refunding Revenue,  Series 1992, 7.00% due 11/1/07      Baa1/NR         126,643
   125,000     Sandoval County Gross Receipts Tax Refunding Revenue,  Series 1992, 7.00% due 11/1/08      Baa1/NR         137,655
   135,000     Sandoval County Gross Receipts Tax Refunding Revenue,  Series 1992, 7.00% due 11/1/09      Baa1/NR         148,550
   145,000     Sandoval County Gross Receipts Tax Refunding Revenue,  Series 1992, 7.00% due 11/1/10      Baa1/NR         159,240
   340,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 7/1/01 (Escrowed to Maturity)                                                     Aaa/NR         390,062
   356,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 1/1/02 (Escrowed to Maturity                                                      Aaa/NR         415,217
   372,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 7/1/02 (Escrowed to Maturity)                                                     Aaa/NR         441,437
   406,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 7/1/03 (Escrowed to Maturity)                                                     Aaa/NR         496,278
   443,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 7/1/04 (Escrowed to Maturity)                                                     Aaa/NR         556,280
   626,000     Santa Fe County Office and Training Facilities Project Revenue, Series 1990,
               9.00% due 1/1/08 (Escrowed to Maturity)                                                     Aaa/NR         843,917
   170,000     Santa Fe Educational Facilities Revenue, 4.75% due 3/1/04 (St. Johns College Project)      NR/BBB-         168,783
   100,000     Santa Fe Educational Facilities Revenue, 4.85% due 3/1/05 (St. Johns College Project)      NR/BBB-          99,185
   190,000     Santa Fe Educational Facilities Revenue, 5.00% due 3/1/06 (St. Johns College Project)      NR/BBB-         189,500
   200,000     Santa Fe Educational Facilities Revenue, 5.00% due 3/1/07 (St. Johns College Project)      NR/BBB-         198,714
   210,000     Santa Fe Educational Facilities Revenue, 5.10% due 3/1/08 (St. Johns College Project)      NR/BBB-         209,183
   245,000     Santa Fe Educational Facilities Revenue, Series A, 5.30% due 10/1/12 (College Of Santa F   NR/BBB-         242,800
 1,215,000     Santa Fe Educational Facilities Revenue, 5.40% due 3/1/17                                  NR/BBB-       1,196,556
   225,000     Santa Fe Educational Facilities Revenue, Series A, 5.40% due 10/1/17 (College Of Santa F   NR/BBB-         221,011
 2,105,000     Santa Fe Gross Receipts Tax Refunding & Improvement, Series A,
               6.00% due 6/1/04 (Insured: AMBAC)                                                          Aaa/AAA       2,298,092
 1,150,000     Santa Fe Gross Receipts Tax Refunding & Improvement, Series A,
               5.50% due 6/1/06 (Insured: AMBAC)                                                          Aaa/AAA       1,232,662
   500,000     Santa Fe Gross Receipts Tax Revenue & Improvement, 6.35% due 6/1/02                         NR/AAA         502,225
   260,000     Santa Fe Housing Development Corporation Multi Family Revenue Refunding,
               Series 1993-A, 5.50% due 2/1/04 (Villa Camino Consuelo Project)                               A/NR         267,813
 1,900,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/02 (Insured: FGIC)                 Aaa/AAA       1,587,697
 1,945,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/03 (Insured: FGIC)                 Aaa/AAA       1,547,014
 1,945,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/04 (Insured: FGIC)                 Aaa/AAA       1,441,848
 1,895,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/05 (Insured: FGIC)                 Aaa/AAA       1,304,670
   500,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/06 (Insured: FGIC)                 Aaa/AAA         320,375
 1,945,000     Santa Fe Improvement Revenue, Series 1992-A, 0% due 7/1/11 (Insured: FGIC)                 Aaa/AAA         860,487
 1,000,000     Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/05
               (Ponce de Leon Project; Guarenteed: Health  Care REIT)                                       NR/NR       1,062,490
   250,000     Santa Fe Public School District, 5.20% due 6/15/98                                          Aa2/NR         250,760
 1,425,000     Santa Fe Refuse Disposal Systems, 5.00% due 6/1/03                                           A3/NR       1,457,433
   370,000     Santa Fe Refuse Disposal Systems Improvement Net Rev, Series 1996-B, 5.50% due 6/1/04        A3/NR         389,910
   325,000     Santa Fe Refuse Disposal Systems Revenue, 5.50% due 6/1/03                                   A3/NR         341,188
   780,000     Santa Fe Single Family Mortgage Revenue, 5.25% due 11/1/05 (Collateralized: FNMA/GNMA)      Aaa/NR         791,653
   420,000     Santa Fe Single Family Mortgage Revenue, 5.60% due 11/1/10 (Collateralized: FNMA/GNMA)      Aaa/NR         434,906
   549,573     Santa Fe Single Family Mortgage Revenue, Series 1991, 8.45% due 12/1/11 (Insured: FGIC)     Aaa/NR         588,791
   675,000     Santa Fe Single Family Mortgage Revenue, 6.20% due 11/1/16 (Collateralized: FNMA/GNMA)      Aaa/NR         713,043
   875,000     Santa Fe Solid Waste Management Facilities Revenue, 6.10% due 6/1/07                         NR/NR         960,531
   195,000     Santa Rosa Consolidate School District #8 Guadalupe and San Miguel Counties
               General Obligation, Series 1991, 7.00% due 8/1/03                                          Baa3/NR         205,669
   210,000     Santa Rosa Consolidate School District #8 Guadalupe and San Miguel Counties
               General Obligation, Series 1991, 7.00% due 8/1/04                                          Baa3/NR         221,489
   285,000     Socorro Health Facility Refunding Revenue, 6.00% due 5/1/08
               (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)                              Aaa/AAA         312,505
 1,495,000     Taos County Local Hospital Gross Receipts Tax Revenue, Series 1992,
               6.125% due 12/1/01 (Insured: Asset Guaranty)                                                 NR/AA       1,590,844
   270,000     Torrance County Environmental Revenue, Series 1992, 6.875% due 6/1/03                        NR/NR         277,376
   330,000     U.S. Virgin Islands Public Finance Authority, Series 1992-A, 7.00% due 10/1/02               NR/NR         362,848
   500,000     U.S. Virgin Islands Public Finance Authority, 7.70% due 10/1/04                             NR/BBB         528,265
 1,000,000     U.S. Virgin Islands Public Finance Authority Revenue Refunding, Series A, 6.90% due 10/1/01  NR/NR       1,079,680
 1,075,000     U.S. Virgin Islands Special Tax General Obligation, Series 1991, 7.75% due 10/1/06
               (Hugo Insurance Claims Fund Project)                                                         NR/NR       1,195,744
 2,885,000     U.S. Virgin Islands Water & Power Authority, Series A, 7.40% due 7/1/11                      NR/NR       3,151,920
   100,000     University of New Mexico Higher Educational Revenue, 7.50% due 6/1/00                       Aaa/AA         106,233
 1,105,000     Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/16 (Collateralized: GNMA)       NR/AAA       1,156,570
 1,385,000     Western New Mexico University System Revune, Series 1995, 7.75% due 6/15/19
               pre-refunded 6/15/04                                                                       Baa2/NR       1,643,538

               TOTAL INVESTMENTS $146,914,648)                                                                       $154,357,236

                  See notes to unaudited financial statements.
                  t  Credit ratings unaudited


Class A Shares* Morningstar Ratings Period Ending March 31, 1998
3yr     5yr     10yr         3yr     5yr     10yr

Thornburg Limited Term Municipal Fund - National Portfolio
LTMFX is a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 5 years or less. Thornburg Limited Term Municipal Fund - California Portfolio LTCAX, a single state companion portfolio to LTMFX, offers California investors double tax-free** yields in a laddered, short maturity portfolio. The Fund has an average maturity of 5 years or less. Thornburg Intermediate Municipal Fund
THIMX is a laddered portfolio of municipal obligations from throughout the U.S.
 The Fund has an average maturity of 10 years or less.
Thornburg Florida Intermediate Municipal Fund
THFLX , a single state companion fund to THIMX, offers Florida investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.
Thornburg New Mexico Intermediate Municipal Fund
THNMX, a single state companion fund to THIMX, offers New Mexico investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less. Thornburg Limited Term U.S. Government Fund LTUSX is an open end mutual fund which invests in short to intermediate obligations issued by the U.S. Government, its agencies or instrumentalities***. It has an average maturity of 5 years or less. It is particularly suitable for your IRA, Keogh Plan, Pension
Plan, or Profit Sharing Plan.
Thornburg Limited Term Income Fund
THIFX is an open end mutual fund which invests in a wide variety of taxable, investment grade, short to intermediate obligations.
The Fund keeps a weighted average maturity of 5 years or less. It is also suitable for your IRA, Keogh Plan, Pension Plan, or
Profit Sharing Plan.
Thornburg Value Fund
Thornburg Global Value Fund
Thornburg New York Intermediate Municipal Fund

4        4        4        1,525    782     345      Muni Short


4        4        4        1,525    782     345      Muni Short


4        5        N/A      1,525    782     N/A      Muni Nat'l Int.

5        N/A      N/A      1,525    N/A     N/A      Muni Single St. Int.


4        4        N/A      1,525    782     N/A      Muni Single St. Int.


3        3        3        1,403    831     329      Short Gov't



4        3        N/A      1,403    831     N/A      Inter. Term Bd.





New, Not Yet Rated

SOURCE: Morningstar Advanced Analytics for Principia, 3/31/98. Morningstar proprietary ratings are subject to change every month and are calculated from the fund's 3-, 5- and 10- year average annual returns (when available) in excess of 90-day Treasury bill returns with appropriate fee adjustment and a risk factor that reflects fund performance below 90-day Treasury bill returns. 10% of the funds in an investment category receive 5 stars, 22% receive 4 stars and 35% receive 3 stars. *Morningstar ratings only apply to a fund's Class A shares. Certain funds also offer other classes of shares which are not rated.
Those shares have different expenses and performance from Class A shares. **Income from the municipal funds may be subject to state and local taxes and/or (except LTMFX) the federal alternative minimum tax. Although it reserves the right to do so in the future, LTMFX does not currently invest in bonds subject to the alternative tax. *** The share price of the Fund is not guaranteed by the U.S. Government. +Class C shares of the respective funds have only been offered since September 1, 1994.